Derivatives and Fair Value of Financial Instruments - Fair Value of Derivatives (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
Commodities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Margin account	$ 20	$ 10
Commodities | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	4	3
Derivative assets and liabilities, net basis	18	12
Commodities | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	6	1
Foreign currencies
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Credit risk associated with derivative contracts	$ 3
Number of counterparties | item	6
Foreign currencies | Other current assets
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Asset Derivatives	$ 3	1
Foreign currencies | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives	$ 6	4
Interest rate swaps | Other current liabilities
Fair value of each type of derivative and its location in the Consolidated Balance Sheets
Liability Derivatives		$ 4